Risk Management and Report - Schedule of Impact on the Banking Book (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Schedule of Impact on the Banking Book [Abstract]
Impact by Base Interest Rate shocks	$ (262,853)
Impact due to Spreads Shocks	(20,924)
Higher / (Lower) Net revenues	$ (283,777)